UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:                March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Coatue Management, LLC
Address:  126 East 56th Street
          New York, New York 10022


13F File Number: 028-06391


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Philippe Laffont
Title:   Managing Member
Phone:   (212) 715-5100


Signature, Place and Date of Signing:


/s/Philippe Laffont               New York, NY                 May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     $677,303
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number       Name
----       --------------------       ---------------------------------
1.         028-12788                  Coatue Offshore Master Fund, Ltd.

                                                      FORM 13F INFORMATION TABLE
                                                        COATUE MANAGEMENT, LLC
                                                            MARCH 31, 2009

COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6      COLUMN 7      COLUMN 8
                                                           VALUE     SHRS OR  SH/ PUT/   INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (X$1000)   PRN AMT  PRN CALL   DISCRETION     MANAGERS  SOLE  SHARED  NONE
--------------                --------------  ---------  --------- ---------  --- ---- ---------------- --------  ----  ------  ----
AMERICAN SUPERCONDUCTOR CORP  COM             030111108   11,556     667,567   SH      Shared - Defined   1      667,567   0      0
BAIDU INC                     SPON ADR REP A  056752108   96,120     544,281   SH      Shared - Defined   1      544,281   0      0
BANKRATE INC                  COM             06646V108   30,754   1,232,642   SH      Shared - Defined   1    1,232,642   0      0
CITRIX SYS INC                COM             177376100   55,684   2,459,540   SH      Shared - Defined   1    2,459,540   0      0
EASTMAN KODAK CO              COM             277461109   10,540   2,773,678   SH      Shared - Defined   1    2,773,678   0      0
E M C CORP MASS               COM             268648102   18,633   1,634,510   SH      Shared - Defined   1    1,634,510   0      0
LEVEL 3 COMMUNICATIONS INC    COM             52729N100    2,737   2,975,450   SH      Shared - Defined   1    2,975,450   0      0
NETAPP INC                    COM             64110D104   19,117   1,288,200   SH      Shared - Defined   1    1,288,200   0      0
NETEASE COM INC               SPONSORED ADR   64110W102   40,966   1,525,751   SH      Shared - Defined   1    1,525,751   0      0
NUTRI SYS INC NEW             COM             67069D108    3,211     225,000   SH      Shared - Defined   1      225,000   0      0
RAYMOND JAMES FINANCIAL INC   COM             754730109    2,803     142,300   SH      Shared - Defined   1      142,300   0      0
SOHU COM INC                  COM             83408W103  115,182   2,788,226   SH      Shared - Defined   1    2,788,226   0      0
SYNAPTICS INC                 COM             87157D109   16,056     600,000   SH      Shared - Defined   1      600,000   0      0
SYNOPSYS INC                  COM             871607107   36,727   1,771,700   SH      Shared - Defined   1    1,771,700   0      0
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR   874039100   47,665   5,325,705   SH      Shared - Defined   1    5,325,705   0      0
TD AMERITRADE HLDG CORP       COM             87236Y108   57,694   4,177,687   SH      Shared - Defined   1    4,177,687   0      0
TECHTARGET INC                COM             87874R100    2,063     859,544   SH      Shared - Defined   1      859,544   0      0
TEXAS INSTRS INC              COM             882508104   57,599   3,488,753   SH      Shared - Defined   1    3,488,753   0      0
VISA INC                      COM CL A        92826C839   52,194     938,747   SH      Shared - Defined   1      938,747   0      0







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